ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (99.58%)
Banking (2.32%)
Bank of America Corp.	175,200	$ 7,794,648
JPMorgan Chase & Co.	68,700	10,878,645
M&T Bank Corp.	78,100	11,994,598
New York Community Bancorp Inc.	417,400	5,096,454
U.S. Bancorp	58,621	3,292,742
Umpqua Holdings Corp.	692,000	13,314,080
Wells Fargo & Co.	2,408,800	115,574,224
		167,945,391
Consumer Discretionary Products (1.95%)
Ford Motor Co.	530,200	11,012,254
HNI Corp.	1,439,200	60,518,360
Newell Brands Inc.	782,300	17,085,432
Tapestry Inc.	290,100	11,778,060
Tesla Inc.(a)	37,700	39,840,606
Thor Industries Inc.	6,500	674,505
		140,909,217
Consumer Discretionary Services (0.91%)
Domino's Pizza Inc.	22,000	12,415,260
McDonald's Corp.	12,600	3,377,682
Service Corp. International	155,500	11,038,945
Starbucks Corp.	311,600	36,447,852
Yum! Brands Inc.	18,000	2,499,480
		65,779,219
Consumer Staple Products (5.91%)
Altria Group Inc.	300,900	14,259,651
Coca-Cola Co., The	884,100	52,347,561
Colgate-Palmolive Co.	466,300	39,794,042
Hershey Co., The	50,000	9,673,500
Kellogg Co.	179,400	11,556,948
McCormick & Co. Inc.	857,200	82,814,092
PepsiCo Inc.	496,000	86,160,160
Procter & Gamble Co., The	801,555	131,118,367
		427,724,321
Financial Services (1.04%)
American Express Co.	95,900	15,689,240
BlackRock Inc.	7,900	7,232,924
GATX Corp.	34,000	3,542,460
Intercontinental Exchange Inc.	103,200	14,114,664
Northern Trust Corp.	20,600	2,463,966
OneMain Holdings Inc.	296,200	14,821,848
Virtu Financial Inc., Class A	607,100	17,502,693
		75,367,795
Health Care (19.63%)
Abbott Laboratories	858,800	120,867,512
AbbVie Inc.	612,600	82,946,040
Agilent Technologies Inc.	548,071	87,499,535
Amgen Inc.	176,485	39,703,830
Bristol-Myers Squibb Co.	18,800	1,172,180
Chemed Corp.	22,300	11,797,592
Eli Lilly & Co.	948,900	262,105,158
IDEXX Laboratories Inc.(a)	4,100	2,699,686
	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
IQVIA Holdings Inc.(a)	46,200	$ 13,034,868
Johnson & Johnson	2,481,600	424,527,312
Merck & Co. Inc.	122,450	9,384,568
Organon & Co.	28,275	860,974
Pfizer Inc.	2,313,331	136,602,196
QIAGEN NV(a)	47,800	2,656,724
Regeneron Pharmaceuticals Inc.(a)	19,300	12,188,336
Thermo Fisher Scientific Inc.	5,200	3,469,648
UnitedHealth Group Inc.	47,000	23,600,580
West Pharmaceutical Services Inc.	29,500	13,835,795
Zoetis Inc.	705,696	172,210,995
		1,421,163,529
Industrial Products (5.42%)
3M Co.	135,000	23,980,050
Amphenol Corp., Class A	58,600	5,125,156
Caterpillar Inc.	892,521	184,519,792
Deere & Co.	2,900	994,381
Donaldson Co. Inc.	49,713	2,945,992
Emerson Electric Co.	126,400	11,751,408
Illinois Tool Works Inc.	652,500	161,037,000
MSA Safety Inc.	8,100	1,222,776
Westinghouse Air Brake Technologies Corp.	11,311	1,041,856
		392,618,411
Industrial Services (1.59%)
CH Robinson Worldwide Inc.	16,700	1,797,421
Cintas Corp.	15,800	7,002,086
Expeditors International of Washington Inc.	81,700	10,971,493
H&R Block Inc.	549,700	12,950,932
JB Hunt Transport Services Inc.	64,400	13,163,360
Landstar System Inc.	18,400	3,293,968
Old Dominion Freight Line Inc.	42,300	15,159,474
Republic Services Inc.	26,300	3,667,535
Ryder System Inc.	74,400	6,132,792
Union Pacific Corp.	35,100	8,842,743
United Parcel Service Inc., Class B	129,700	27,799,898
Waste Management Inc.	25,000	4,172,500
		114,954,202
Insurance (0.78%)
Alleghany Corp.(a)	17,000	11,349,030
Aon PLC, Class A	49,500	14,877,720
Assurant Inc.	8,200	1,278,052
Berkshire Hathaway Inc., Class B(a)	7,200	2,152,800
Erie Indemnity Co., Class A	10,000	1,926,600
Hanover Insurance Group Inc., The	76,000	9,960,560
Travelers Cos. Inc., The	66,700	10,433,881
W.R. Berkley Corp.	18,800	1,548,932
White Mountains Insurance Group Ltd.	2,700	2,737,530
		56,265,105

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Materials (10.83%)
Air Products and Chemicals Inc.	830,000	$ 252,535,800
AptarGroup Inc.	438,205	53,671,348
Chemours Co., The	648,000	21,746,880
Corteva Inc.	27,375	1,294,290
Dow Inc.	26,244	1,488,560
DuPont de Nemours Inc.	18,693	1,510,020
Ecolab Inc.	14,400	3,378,096
International Flavors & Fragrances Inc.	544,941	82,095,362
Newmont Corp.	145,100	8,999,102
Nucor Corp.	531,200	60,636,480
Olin Corp.	54,600	3,140,592
Rio Tinto PLC Sponsored ADR	822,000	55,024,680
Royal Gold Inc.	98,500	10,363,185
Sherwin-Williams Co., The	16,800	5,916,288
Sonoco Products Co.	117,000	6,773,130
Vulcan Materials Co.	1,039,200	215,717,136
		784,290,949
Media (10.40%)
Alphabet Inc., Class A(a)	74,935	217,089,692
Alphabet Inc., Class C(a)	5,916	17,118,479
Cable One Inc.	1,700	2,997,865
Charter Communications Inc., Class A(a)	14,700	9,583,959
Interpublic Group of Cos. Inc., The	372,500	13,950,125
Meta Platforms Inc., Class A(a)	156,570	52,662,319
Netflix Inc.(a)	8,400	5,060,496
Nexstar Media Group Inc., Class A	49,700	7,503,706
Sirius XM Holdings Inc.	741,200	4,706,620
Take-Two Interactive Software Inc.(a)	12,000	2,132,640
VeriSign Inc.(a)	40,500	10,279,710
Walt Disney Co., The(a)	2,609,840	404,238,118
World Wrestling Entertainment Inc., Class A	109,800	5,417,532
		752,741,261
Oil & Gas (2.81%)
Antero Midstream Corp.	1,931,200	18,694,016
APA Corp.	51,200	1,376,768
Chevron Corp.	1,060,000	124,391,000
Devon Energy Corp.	80,500	3,546,025
Diamondback Energy Inc.	24,500	2,642,325
EOG Resources Inc.	79,000	7,017,570
Halliburton Co.	3,100	70,897
Marathon Oil Corp.	106,500	1,748,730
Occidental Petroleum Corp.	113,500	3,290,365
Targa Resources Corp.	173,100	9,042,744
Texas Pacific Land Corp.	16,705	20,862,373
Williams Cos. Inc., The	418,500	10,897,740
		203,580,553
Real Estate (1.18%)
American Tower Corp.	32,700	9,564,750
Camden Property Trust	11,400	2,036,952
	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
CubeSmart	88,200	$ 5,019,462
Equity LifeStyle Properties Inc.	34,500	3,024,270
Extra Space Storage Inc.	63,000	14,283,990
Iron Mountain Inc.	359,300	18,802,169
Lamar Advertising Co., Class A	120,800	14,653,040
Mid-America Apartment Communities Inc.	17,300	3,969,312
Public Storage	37,200	13,933,632
		85,287,577
Renewable Energy (0.05%)
Enphase Energy Inc.(a)	18,400	3,366,096
Retail & Wholesale - Discretionary (2.40%)
Amazon.com Inc.(a)	11,030	36,777,770
AutoZone Inc.(a)	5,700	11,949,423
Bath & Body Works Inc.	90,100	6,288,079
Copart Inc.(a)	17,200	2,607,864
Etsy Inc.(a)	600	131,364
Home Depot Inc., The	148,747	61,731,493
Lowe's Cos. Inc.	10,600	2,739,888
O'Reilly Automotive Inc.(a)	19,500	13,771,485
Pool Corp.	27,000	15,282,000
Williams-Sonoma Inc.	131,300	22,206,769
		173,486,135
Retail & Wholesale - Staples (6.33%)
Archer-Daniels-Midland Co.	3,291,354	222,462,617
Costco Wholesale Corp.	52,200	29,633,940
Kroger Co., The	60,000	2,715,600
Ollie's Bargain Outlet Holdings Inc.(a)	92,800	4,750,432
Target Corp.	76,700	17,751,448
Walmart Inc.	1,248,700	180,674,403
		457,988,440
Software & Services (6.23%)
Accenture PLC, Class A	52,800	21,888,240
Adobe Inc.(a)	45,616	25,867,009
Automatic Data Processing Inc.	109,900	27,099,142
CDK Global Inc.	61,200	2,554,488
CDW Corp.	43,200	8,846,496
Citrix Systems Inc.	33,900	3,206,601
EPAM Systems Inc.(a)	19,500	13,034,775
Intuit Inc.	40,900	26,307,698
Mastercard Inc., Class A	75,064	26,971,996
Microsoft Corp.	709,369	238,574,982
NortonLifeLock Inc.	100,100	2,600,598
Oracle Corp.	11,300	985,473
Paychex Inc.	93,400	12,749,100
Verisk Analytics Inc.	49,900	11,413,627
Visa Inc., Class A	133,412	28,911,715
		451,011,940
Technology Hardware & Semiconductors (18.75%)
Advanced Micro Devices Inc.(a)	94,700	13,627,330

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Technology Hardware & Semiconductors (Cont.)
Apple Inc.	5,078,868	$ 901,854,591
Applied Materials Inc.	4,200	660,912
ASML Holding NV NY Reg. Shares	334,733	266,494,331
Broadcom Inc.	33,500	22,291,235
Cisco Systems Inc.	34,600	2,192,602
Corning Inc.	1,284,600	47,825,658
HP Inc.	456,100	17,181,287
Intel Corp.	42,200	2,173,300
KLA Corp.	44,500	19,139,895
NVIDIA Corp.	98,000	28,822,780
QUALCOMM Inc.	15,600	2,852,772
Texas Instruments Inc.	171,207	32,267,383
		1,357,384,076
Telecommunications (0.18%)
Verizon Communications Inc.	252,500	13,119,900
Utilities (0.87%)
American Electric Power Co. Inc.	79,100	7,037,527
American Water Works Co. Inc.	64,300	12,143,698
Duke Energy Corp.	133,366	13,990,093
IDACORP Inc.	103,900	11,772,909
Public Service Enterprise Group Inc.	60,300	4,023,819
Southern Co., The	83,800	5,747,004
WEC Energy Group Inc.	86,100	8,357,727
		63,072,777
Total Common Stocks (cost $2,037,183,772)		7,208,056,894
	Principal amount	Value
U.S. Treasury Obligations (0.03%)
U.S. Treasury Bill 0.040%, 01/27/2022(b),(c)	$ 2,410,000	2,409,956
Total U.S. Treasury Obligations (cost $2,409,930)		2,409,956
	Shares	Value
Short-term Investments (0.37%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(d)	26,695,560	$ 26,695,560
Total Short-term Investments (cost $26,695,560)		26,695,560
TOTAL INVESTMENTS (99.98%) (cost $2,066,289,262)		7,237,162,410
OTHER ASSETS, NET OF LIABILITIES (0.02%)		1,673,429
NET ASSETS (100.00%)		$7,238,835,839
(a)	Non-income producing security.
(b)	Security pledged related to the Fund's investments in futures contracts during the period. As of December 31, 2021, the Fund did not hold any open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of December 31, 2021.
PLC –	Public Limited Company
ADR –	American Depositary Receipt

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (71.73%)
Banking (1.82%)
Bank of America Corp.	31,900	$ 1,419,231
Citigroup Inc.	8,000	483,120
JPMorgan Chase & Co.	14,700	2,327,745
M&T Bank Corp.	24,300	3,731,994
U.S. Bancorp	14,245	800,142
Wells Fargo & Co.	765,300	36,719,094
		45,481,326
Consumer Discretionary Products (0.49%)
HNI Corp.	160,000	6,728,000
Tapestry Inc.	72,200	2,931,320
Tesla Inc.(a)	2,400	2,536,272
		12,195,592
Consumer Discretionary Services (0.51%)
Domino's Pizza Inc.	5,500	3,103,815
McDonald's Corp.	1,900	509,333
Service Corp. International	38,800	2,754,412
Starbucks Corp.	49,400	5,778,318
Yum! Brands Inc.	4,600	638,756
		12,784,634
Consumer Staple Products (4.97%)
Coca-Cola Co., The	177,257	10,495,387
Colgate-Palmolive Co.	27,300	2,329,782
Hershey Co., The	11,500	2,224,905
Kellogg Co.	132,500	8,535,650
Nestle SA Sponsored ADR	108,000	15,159,960
PepsiCo Inc.	46,400	8,060,144
Procter & Gamble Co., The	473,400	77,438,772
		124,244,600
Financial Services (0.60%)
American Express Co.	24,100	3,942,760
BlackRock Inc.	1,700	1,556,452
GATX Corp.	9,900	1,031,481
Intercontinental Exchange Inc.	25,700	3,514,989
Northern Trust Corp.	5,200	621,972
Virtu Financial Inc., Class A	151,700	4,373,511
		15,041,165
Health Care (12.86%)
Abbott Laboratories	143,875	20,248,967
AbbVie Inc.	50,000	6,770,000
Agilent Technologies Inc.	143,787	22,955,595
Amgen Inc.	70,750	15,916,627
Bristol-Myers Squibb Co.	2,300	143,405
Chemed Corp.	5,400	2,856,816
Eli Lilly & Co.	212,000	58,558,640
IDEXX Laboratories Inc.(a)	700	460,922
IQVIA Holdings Inc.(a)	11,500	3,244,610
Johnson & Johnson	417,700	71,455,939
Medtronic PLC	2,100	217,245
Merck & Co. Inc.	75,900	5,816,976
Organon & Co.	10,320	314,244
Pfizer Inc.	728,140	42,996,667
	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
QIAGEN NV(a)	7,300	$ 405,734
Regeneron Pharmaceuticals Inc.(a)	4,800	3,031,296
Thermo Fisher Scientific Inc.	900	600,516
UnitedHealth Group Inc.	11,600	5,824,824
West Pharmaceutical Services Inc.	7,400	3,470,674
Zoetis Inc.	229,495	56,003,665
		321,293,362
Industrial Products (4.89%)
3M Co.	62,100	11,030,823
Amphenol Corp., Class A	9,500	830,870
Caterpillar Inc.	262,400	54,248,576
Deere & Co.	41,002	14,059,176
Donaldson Co. Inc.	49,317	2,922,526
Emerson Electric Co.	71,700	6,665,949
Illinois Tool Works Inc.	130,600	32,232,080
MSA Safety Inc.	1,100	166,056
Westinghouse Air Brake Technologies Corp.	676	62,266
		122,218,322
Industrial Services (1.09%)
CH Robinson Worldwide Inc.	4,200	452,046
Cintas Corp.	3,300	1,462,461
Expeditors International of Washington Inc.	18,400	2,470,936
H&R Block Inc.	133,700	3,149,972
JB Hunt Transport Services Inc.	16,000	3,270,400
Landstar System Inc.	4,600	823,492
Old Dominion Freight Line Inc.	10,600	3,798,828
Republic Services Inc.	7,000	976,150
Union Pacific Corp.	12,066	3,039,787
United Parcel Service Inc., Class B	32,300	6,923,182
Waste Management Inc.	5,700	951,330
		27,318,584
Insurance (0.55%)
Alleghany Corp.(a)	4,300	2,870,637
Allstate Corp., The	6,500	764,725
Aon PLC, Class A	12,300	3,696,888
Assurant Inc.	1,400	218,204
Berkshire Hathaway Inc., Class B(a)	200	59,800
Erie Indemnity Co., Class A	2,400	462,384
Hanover Insurance Group Inc., The	18,800	2,463,928
Travelers Cos. Inc., The	17,600	2,753,168
W.R. Berkley Corp.	4,700	387,233
White Mountains Insurance Group Ltd.	100	101,390
		13,778,357
Materials (8.61%)
Air Products and Chemicals Inc.	230,000	69,979,800
AptarGroup Inc.	107,000	13,105,360
Chemours Co., The	161,300	5,413,228
Corteva Inc.	5,022	237,440

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Dow Inc.	39,352	$ 2,232,045
DuPont de Nemours Inc.	6,215	502,048
Ecolab Inc.	2,900	680,311
International Flavors & Fragrances Inc.	120,888	18,211,777
Newmont Corp.	35,700	2,214,114
Nucor Corp.	436,800	49,860,720
Rio Tinto PLC Sponsored ADR	200,000	13,388,000
Royal Gold Inc.	23,600	2,482,956
Sherwin-Williams Co., The	4,200	1,479,072
Sonoco Products Co.	34,600	2,002,994
Vulcan Materials Co.	160,200	33,254,316
		215,044,181
Media (11.20%)
Alphabet Inc., Class A(a)	31,587	91,508,802
Alphabet Inc., Class C(a)	3,559	10,298,287
Cable One Inc.	400	705,380
Charter Communications Inc., Class A(a)	3,500	2,281,895
Meta Platforms Inc., Class A(a)	65,930	22,175,555
Netflix Inc.(a)	2,500	1,506,100
Nexstar Media Group Inc., Class A	12,400	1,872,152
Sirius XM Holdings Inc.	84,900	539,115
Take-Two Interactive Software Inc.(a)	2,900	515,388
VeriSign Inc.(a)	10,200	2,588,964
Walt Disney Co., The(a)	941,595	145,843,650
		279,835,288
Oil & Gas (2.38%)
Antero Midstream Corp.	132,700	1,284,536
Chevron Corp.	288,000	33,796,800
Enbridge Inc.	54,858	2,143,851
Exxon Mobil Corp.	274,000	16,766,060
Texas Pacific Land Corp.	2,900	3,621,723
Williams Cos. Inc., The	67,400	1,755,096
		59,368,066
Real Estate (0.94%)
American Tower Corp.	8,400	2,457,000
Camden Property Trust	3,400	607,512
Equity LifeStyle Properties Inc.	6,500	569,790
Extra Space Storage Inc.	15,000	3,400,950
Gaming and Leisure Properties Inc.	81,800	3,980,388
Iron Mountain Inc.	89,800	4,699,234
Lamar Advertising Co., Class A	30,000	3,639,000
Mid-America Apartment Communities Inc.	5,000	1,147,200
Public Storage	8,200	3,071,392
		23,572,466
Retail & Wholesale - Discretionary (1.39%)
Amazon.com Inc.(a)	2,690	8,969,375
AutoZone Inc.(a)	1,600	3,354,224
	Shares	Value
Common Stocks (Cont.)
Retail & Wholesale - Discretionary (Cont.)
Bath & Body Works Inc.	22,500	$ 1,570,275
Copart Inc.(a)	4,900	742,938
Home Depot Inc., The	29,660	12,309,196
Lowe's Cos. Inc.	1,600	413,568
O'Reilly Automotive Inc.(a)	5,300	3,743,019
Williams-Sonoma Inc.	20,900	3,534,817
		34,637,412
Retail & Wholesale - Staples (3.76%)
Archer-Daniels-Midland Co.	882,861	59,672,575
Costco Wholesale Corp.	12,800	7,266,560
Kroger Co., The	15,000	678,900
Ollie's Bargain Outlet Holdings Inc.(a)	22,700	1,162,013
Target Corp.	18,400	4,258,496
Walmart Inc.	144,043	20,841,582
		93,880,126
Software & Services (4.64%)
Accenture PLC, Class A	12,300	5,098,965
Adobe Inc.(a)	11,900	6,748,014
Automatic Data Processing Inc.	38,600	9,517,988
CDK Global Inc.	65,200	2,721,448
CDW Corp.	10,100	2,068,278
Citrix Systems Inc.	6,000	567,540
EPAM Systems Inc.(a)	4,700	3,141,715
Intuit Inc.	9,900	6,367,878
Mastercard Inc., Class A	18,339	6,589,569
Microsoft Corp.	179,321	60,309,239
Oracle Corp.	400	34,884
Paychex Inc.	21,400	2,921,100
Verisk Analytics Inc.	11,300	2,584,649
Visa Inc., Class A	32,930	7,136,260
		115,807,527
Technology Hardware & Semiconductors (10.30%)
Apple Inc.	1,194,804	212,161,346
Applied Materials Inc.	1,300	204,568
ASML Holding NV NY Reg. Shares	14,821	11,799,591
Broadcom Inc.	8,800	5,855,608
Cisco Systems Inc.	600	38,022
Corning Inc.	372,300	13,860,729
HP Inc.	114,000	4,294,380
Intel Corp.	9,600	494,400
NVIDIA Corp.	3,900	1,147,029
QUALCOMM Inc.	3,500	640,045
Texas Instruments Inc.	35,973	6,779,832
		257,275,550
Telecommunications (0.13%)
Verizon Communications Inc.	62,990	3,272,960
Utilities (0.60%)
American Electric Power Co. Inc.	9,000	800,730
American Water Works Co. Inc.	17,100	3,229,506
Duke Energy Corp.	37,033	3,884,762

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
IDACORP Inc.	25,900	$ 2,934,729
Public Service Enterprise Group Inc.	15,100	1,007,623
Southern Co., The	19,400	1,330,452
WEC Energy Group Inc.	19,300	1,873,451
		15,061,253
Total Common Stocks (cost $461,937,411)		1,792,110,771
	Principal amount	Value
Corporate Bonds (11.67%)
Aerospace & Defense (0.49%)
Boeing (The) Co. 2.850%, 10/30/2024	$ 1,000,000	1,035,928
General Dynamics Corp. 2.375%, 11/15/2024	500,000	518,847
Raytheon Technologies Corp. 3.150%, 12/15/2024	1,000,000	1,049,848
Northrop Grumman Corp. 2.930%, 01/15/2025	1,000,000	1,042,071
Lockheed Martin Corp. 2.900%, 03/01/2025	1,000,000	1,047,747
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	1,060,537
Boeing (The) Co. 2.250%, 06/15/2026	500,000	500,956
General Dynamics Corp. 2.125%, 08/15/2026	500,000	514,766
Raytheon Technologies Corp. 3.125%, 05/04/2027	1,000,000	1,062,264
General Dynamics Corp. 2.625%, 11/15/2027	500,000	524,747
Northrop Grumman Corp. 3.250%, 01/15/2028	1,000,000	1,071,028
General Dynamics Corp. 3.750%, 05/15/2028	1,200,000	1,326,642
Raytheon Technologies Corp. 2.250%, 07/01/2030	1,500,000	1,497,322
		12,252,703
Apparel & Textile Products (0.06%)
NIKE, Inc. 2.250%, 05/01/2023	500,000	509,196
2.375%, 11/01/2026	1,000,000	1,045,437
		1,554,633
Automobiles Manufacturing (0.21%)
Toyota Motor Credit Corp. 2.900%, 04/17/2024	1,000,000	1,041,363
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	1,033,932
Toyota Motor Credit Corp. 3.050%, 01/11/2028	1,000,000	1,073,501
	Principal amount	Value
Corporate Bonds (Cont.)
Automobiles Manufacturing (Cont.)
American Honda Finance Corp. 3.500%, 02/15/2028	$ 1,000,000	$ 1,092,513
Toyota Motor Credit Corp. 3.650%, 01/08/2029	1,000,000	1,112,991
		5,354,300
Banks (0.36%)
U.S. Bancorp 3.700%, 01/30/2024	500,000	527,934
PNC Bank N.A. 3.250%, 06/01/2025	500,000	531,557
Wells Fargo & Co. 3.000%, 04/22/2026	1,000,000	1,050,970
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	1,038,257
Wells Fargo & Co. 3.000%, 10/23/2026	1,500,000	1,576,817
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	1,071,385
PNC Bank N.A. 3.100%, 10/25/2027	1,000,000	1,070,567
U.S. Bancorp 3.900%, 04/26/2028	1,000,000	1,120,483
Wells Fargo & Co. 4.150%, 01/24/2029	1,000,000	1,120,330
		9,108,300
Biotechnology (0.13%)
Amgen, Inc. 3.625%, 05/22/2024	1,000,000	1,053,369
2.600%, 08/19/2026	1,000,000	1,043,024
3.200%, 11/02/2027	1,000,000	1,078,363
		3,174,756
Cable & Satellite (0.08%)
Comcast Corp. 2.350%, 01/15/2027	1,000,000	1,036,274
1.500%, 02/15/2031	1,000,000	945,035
		1,981,309
Chemicals (0.39%)
Linde, Inc. 2.700%, 02/21/2023	1,000,000	1,017,375
3.200%, 01/30/2026	1,000,000	1,064,850
Ecolab, Inc. 2.700%, 11/01/2026	1,000,000	1,050,604
3.250%, 12/01/2027	1,500,000	1,628,891
PPG Industries, Inc. 3.750%, 03/15/2028	2,000,000	2,207,512
E.I. du Pont de Nemours and Co. 2.300%, 07/15/2030	1,000,000	1,004,760
Ecolab, Inc. 1.300%, 01/30/2031	2,000,000	1,876,882
		9,850,874

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Communications Equipment (0.17%)
Apple, Inc. 3.000%, 02/09/2024	$ 2,000,000	$ 2,083,957
Cisco Systems, Inc. 3.625%, 03/04/2024	1,000,000	1,061,060
3.500%, 06/15/2025	500,000	538,971
2.950%, 02/28/2026	500,000	531,626
		4,215,614
Consumer Finance (0.10%)
Visa, Inc. 3.150%, 12/14/2025	1,000,000	1,066,315
Mastercard, Inc. 2.950%, 11/21/2026	500,000	532,242
Visa, Inc. 1.100%, 02/15/2031	1,000,000	934,673
		2,533,230
Consumer Products (0.48%)
Colgate-Palmolive Co. 2.100%, 05/01/2023	2,000,000	2,037,801
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	1,060,907
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	1,062,517
Procter & Gamble (The) Co. 2.700%, 02/02/2026	500,000	528,394
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	1,057,744
Unilever Capital Corp. 2.000%, 07/28/2026	500,000	511,517
2.900%, 05/05/2027	500,000	530,341
Clorox (The) Co. 3.100%, 10/01/2027	500,000	530,983
Unilever Capital Corp. 3.500%, 03/22/2028	1,000,000	1,092,818
Clorox (The) Co. 3.900%, 05/15/2028	1,000,000	1,121,427
Estee Lauder (The) Cos., Inc. 2.375%, 12/01/2029	1,000,000	1,020,886
Unilever Capital Corp. 1.375%, 09/14/2030	500,000	474,614
Estee Lauder (The) Cos., Inc. 1.950%, 03/15/2031	1,000,000	986,198
		12,016,147
Diversified Banks (0.20%)
JPMorgan Chase & Co. 3.200%, 01/25/2023	1,000,000	1,027,186
Bank of Nova Scotia (The) 3.400%, 02/11/2024	250,000	262,347
JPMorgan Chase & Co. 3.625%, 05/13/2024	500,000	529,158
3.125%, 01/23/2025	1,000,000	1,050,399
	Principal amount	Value
Corporate Bonds (Cont.)
Diversified Banks (Cont.)
3.300%, 04/01/2026	$ 1,000,000	$ 1,066,418
Bank of America Corp.(b) 3.974%, 02/07/2030	1,000,000	1,102,479
		5,037,987
Electrical Equipment Manufacturing (0.09%)
ABB Finance U.S.A., Inc. 3.800%, 04/03/2028	1,000,000	1,118,952
Rockwell Automation, Inc. 3.500%, 03/01/2029	1,000,000	1,097,029
		2,215,981
Financial Services (0.28%)
Bank of New York Mellon (The) Corp. 3.650%, 02/04/2024	1,000,000	1,052,606
State Street Corp. 3.300%, 12/16/2024	1,000,000	1,064,734
3.550%, 08/18/2025	500,000	538,884
Bank of New York Mellon (The) Corp. 2.800%, 05/04/2026	500,000	524,132
State Street Corp. 2.650%, 05/19/2026	1,000,000	1,054,624
Bank of New York Mellon (The) Corp. 2.450%, 08/17/2026	500,000	519,020
3.400%, 01/29/2028	2,000,000	2,172,266
		6,926,266
Food & Beverage (1.03%)
General Mills, Inc. 3.650%, 02/15/2024	1,000,000	1,048,008
PepsiCo, Inc. 3.600%, 03/01/2024	1,000,000	1,053,994
J.M. Smucker (The) Co. 3.500%, 03/15/2025	1,000,000	1,066,040
PepsiCo, Inc. 3.500%, 07/17/2025	1,000,000	1,073,810
Hershey (The) Co. 3.200%, 08/21/2025	1,000,000	1,060,973
PepsiCo, Inc. 2.850%, 02/24/2026	1,000,000	1,053,986
Hershey (The) Co. 2.300%, 08/15/2026	1,000,000	1,036,484
General Mills, Inc. 3.200%, 02/10/2027	1,000,000	1,063,091
Coca-Cola (The) Co. 2.900%, 05/25/2027	500,000	532,621
PepsiCo, Inc. 3.000%, 10/15/2027	1,500,000	1,608,960
Kellogg Co. 3.400%, 11/15/2027	1,000,000	1,078,065
J.M. Smucker (The) Co. 3.375%, 12/15/2027	1,500,000	1,603,877
Campbell Soup Co. 4.150%, 03/15/2028	1,000,000	1,111,346

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Food & Beverage (Cont.)
General Mills, Inc. 4.200%, 04/17/2028	$ 1,000,000	$ 1,117,549
Mondelez International, Inc. 4.125%, 05/07/2028	2,000,000	2,280,539
Kellogg Co. 4.300%, 05/15/2028	1,000,000	1,132,603
Coca-Cola (The) Co. 2.125%, 09/06/2029	1,000,000	1,017,532
Kellogg Co. 2.100%, 06/01/2030	500,000	490,239
PepsiCo, Inc. 1.400%, 02/25/2031	1,500,000	1,432,146
Coca-Cola (The) Co. 2.000%, 03/05/2031	3,000,000	2,993,403
1.375%, 03/15/2031	1,000,000	944,314
		25,799,580
Industrial Other (0.38%)
Emerson Electric Co. 2.625%, 02/15/2023	1,000,000	1,016,284
3.150%, 06/01/2025	1,000,000	1,054,263
3M Co. 3.000%, 08/07/2025	1,000,000	1,059,053
Dover Corp. 3.150%, 11/15/2025	1,000,000	1,056,787
3M Co. 2.250%, 09/19/2026	500,000	512,998
Honeywell International, Inc. 2.500%, 11/01/2026	2,000,000	2,094,998
3M Co. 3.375%, 03/01/2029	1,000,000	1,085,477
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	497,634
Emerson Electric Co. 1.950%, 10/15/2030	1,000,000	987,404
		9,364,898
Integrated Oils (0.51%)
TotalEnergies Capital International S.A. 2.700%, 01/25/2023	1,000,000	1,020,537
Chevron Corp. 3.191%, 06/24/2023	1,000,000	1,029,695
TotalEnergies Capital Canada Ltd. 2.750%, 07/15/2023	500,000	513,769
Exxon Mobil Corp. 3.176%, 03/15/2024	2,000,000	2,090,315
2.709%, 03/06/2025	1,000,000	1,040,159
Shell International Finance B.V. 3.250%, 05/11/2025	1,000,000	1,064,699
Chevron Corp. 3.326%, 11/17/2025	1,000,000	1,067,639
Shell International Finance B.V. 2.875%, 05/10/2026	1,000,000	1,061,276
	Principal amount	Value
Corporate Bonds (Cont.)
Integrated Oils (Cont.)
TotalEnergies Capital International S.A. 3.455%, 02/19/2029	$ 1,000,000	$ 1,084,215
Exxon Mobil Corp. 3.482%, 03/19/2030	1,000,000	1,096,174
Shell International Finance B.V. 2.750%, 04/06/2030	1,000,000	1,045,538
Equinor ASA 2.375%, 05/22/2030	500,000	508,470
		12,622,486
Internet Media (0.08%)
Alphabet, Inc. 3.375%, 02/25/2024	1,000,000	1,053,792
1.998%, 08/15/2026	1,000,000	1,031,025
		2,084,817
Machinery & Manufacturing (0.36%)
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	1,000,000	1,021,782
Caterpillar, Inc. 3.400%, 05/15/2024	1,000,000	1,049,745
John Deere Capital Corp. 3.350%, 06/12/2024	1,500,000	1,583,906
Caterpillar Financial Services Corp. 3.250%, 12/01/2024	1,000,000	1,061,394
Eaton Corp. 3.103%, 09/15/2027	1,000,000	1,064,581
John Deere Capital Corp. 3.050%, 01/06/2028	1,000,000	1,069,864
Caterpillar, Inc. 2.600%, 09/19/2029	1,000,000	1,046,752
John Deere Capital Corp. 2.450%, 01/09/2030	1,000,000	1,031,008
		8,929,032
Mass Merchants (0.23%)
Walmart, Inc. 2.550%, 04/11/2023	1,000,000	1,022,025
3.300%, 04/22/2024	500,000	524,198
Costco Wholesale Corp. 2.750%, 05/18/2024	1,000,000	1,039,013
Target Corp. 3.500%, 07/01/2024	1,000,000	1,060,487
2.500%, 04/15/2026	1,000,000	1,047,104
Costco Wholesale Corp. 3.000%, 05/18/2027	1,000,000	1,071,905
		5,764,732
Medical Equipment & Devices Manufacturing (0.21%)
Stryker Corp. 3.375%, 05/15/2024	1,000,000	1,049,656
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	1,050,327

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices Manufacturing (Cont.)
Stryker Corp. 3.500%, 03/15/2026	$ 1,000,000	$ 1,072,141
3.650%, 03/07/2028	1,000,000	1,092,284
Thermo Fisher Scientific, Inc. 2.600%, 10/01/2029	1,000,000	1,040,307
		5,304,715
Oil & Gas Services & Equipment (0.13%)
Schlumberger Investment S.A. 3.650%, 12/01/2023	1,000,000	1,044,585
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	1,000,000	1,066,607
Schlumberger Investment S.A. 2.650%, 06/26/2030	1,000,000	1,025,738
		3,136,930
Pharmaceuticals (0.99%)
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/2023	1,000,000	1,024,375
Merck & Co., Inc. 2.800%, 05/18/2023	2,000,000	2,058,995
Novartis Capital Corp. 3.400%, 05/06/2024	1,500,000	1,582,794
Pfizer, Inc. 3.400%, 05/15/2024	1,000,000	1,059,357
Eli Lilly & Co. 2.750%, 06/01/2025	472,000	492,382
AstraZeneca PLC 3.375%, 11/16/2025	1,000,000	1,073,651
Novartis Capital Corp. 3.000%, 11/20/2025	1,000,000	1,060,193
Johnson & Johnson 2.450%, 03/01/2026	500,000	521,681
Eli Lilly & Co. 3.100%, 05/15/2027	500,000	533,643
AstraZeneca PLC 3.125%, 06/12/2027	1,000,000	1,072,426
Johnson & Johnson 2.900%, 01/15/2028	2,000,000	2,134,066
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/2028	2,000,000	2,239,837
Sanofi 3.625%, 06/19/2028	1,500,000	1,686,176
Merck & Co., Inc. 3.400%, 03/07/2029	1,000,000	1,088,805
Eli Lilly & Co. 3.375%, 03/15/2029	407,000	449,082
Pfizer, Inc. 3.450%, 03/15/2029	1,000,000	1,101,412
Bristol-Myers Squibb Co. 3.400%, 07/26/2029	2,000,000	2,192,069
Merck & Co., Inc. 1.450%, 06/24/2030	500,000	479,285
	Principal amount	Value
Corporate Bonds (Cont.)
Pharmaceuticals (Cont.)
AstraZeneca PLC 1.375%, 08/06/2030	$ 1,000,000	$ 945,114
Johnson & Johnson 1.300%, 09/01/2030	2,000,000	1,929,144
		24,724,487
Pipeline (0.09%)
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	1,000,000	1,114,236
4.250%, 05/15/2028	1,000,000	1,115,970
		2,230,206
Railroad (0.46%)
Burlington Northern Santa Fe LLC 3.000%, 03/15/2023	1,500,000	1,530,028
Union Pacific Corp. 2.750%, 04/15/2023	500,000	509,354
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,047,812
Burlington Northern Santa Fe LLC 3.750%, 04/01/2024	1,000,000	1,052,128
Union Pacific Corp. 3.250%, 08/15/2025	500,000	530,854
Canadian National Railway Co. 2.750%, 03/01/2026	2,000,000	2,090,619
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	1,048,105
Norfolk Southern Corp. 2.900%, 06/15/2026	500,000	527,745
Union Pacific Corp. 3.000%, 04/15/2027	1,000,000	1,061,346
Norfolk Southern Corp. 3.150%, 06/01/2027	500,000	530,323
Union Pacific Corp. 3.950%, 09/10/2028	1,000,000	1,121,801
3.700%, 03/01/2029	500,000	553,260
		11,603,375
Restaurants (0.09%)
McDonald's Corp. 3.250%, 06/10/2024	1,000,000	1,050,955
3.800%, 04/01/2028	1,000,000	1,099,493
		2,150,448
Retail - Consumer Discretionary (0.25%)
Home Depot (The), Inc. 3.350%, 09/15/2025	1,000,000	1,068,003
Lowe's Cos., Inc. 3.375%, 09/15/2025	1,000,000	1,064,721
Home Depot (The), Inc. 3.000%, 04/01/2026	1,000,000	1,062,952
Lowe's Cos., Inc. 2.500%, 04/15/2026	1,000,000	1,041,450

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Discretionary (Cont.)
TJX (The) Cos., Inc. 2.250%, 09/15/2026	$ 1,000,000	$ 1,032,951
Amazon.com, Inc. 3.150%, 08/22/2027	1,000,000	1,080,729
		6,350,806
Retail - Consumer Staples (0.06%)
Sysco Corp. 3.300%, 07/15/2026	1,000,000	1,065,564
3.250%, 07/15/2027	500,000	532,030
		1,597,594
Semiconductors (0.27%)
Texas Instruments, Inc. 2.250%, 05/01/2023	3,000,000	3,041,683
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,079,483
2.600%, 05/19/2026	1,000,000	1,052,380
QUALCOMM, Inc. 3.250%, 05/20/2027	1,000,000	1,079,714
Texas Instruments, Inc. 2.900%, 11/03/2027	500,000	533,863
		6,787,123
Software & Services (0.34%)
Automatic Data Processing, Inc. 3.375%, 09/15/2025	1,000,000	1,072,718
Oracle Corp. 2.650%, 07/15/2026	1,000,000	1,028,236
Microsoft Corp. 2.400%, 08/08/2026	500,000	523,523
3.300%, 02/06/2027	500,000	545,204
Oracle Corp. 3.250%, 11/15/2027	1,000,000	1,053,640
RELX Capital, Inc. 4.000%, 03/18/2029	1,000,000	1,110,066
S&P Global, Inc. 2.500%, 12/01/2029	1,000,000	1,033,696
International Business Machines Corp. 1.950%, 05/15/2030	600,000	587,177
RELX Capital, Inc. 3.000%, 05/22/2030	500,000	524,700
S&P Global, Inc. 1.250%, 08/15/2030	1,000,000	934,056
		8,413,016
Transportation & Logistics (0.15%)
United Parcel Service, Inc. 2.400%, 11/15/2026	500,000	518,322
3.050%, 11/15/2027	2,000,000	2,136,663
2.500%, 09/01/2029	1,000,000	1,034,231
		3,689,216
	Principal amount	Value
Corporate Bonds (Cont.)
Utilities (2.76%)
Virginia Electric and Power Co. 2.750%, 03/15/2023	$ 1,000,000	$ 1,017,168
Public Service Electric and Gas Co. 2.375%, 05/15/2023	2,000,000	2,035,173
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	2,035,144
PacifiCorp 2.950%, 06/01/2023	1,000,000	1,023,734
Pacific Gas and Electric Co. 3.250%, 06/15/2023	1,000,000	1,018,230
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,033,715
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,070,261
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	1,000,000	1,039,708
Public Service Co. of New Hampshire 3.500%, 11/01/2023	500,000	520,562
Delmarva Power & Light Co. 3.500%, 11/15/2023	1,000,000	1,040,480
Alabama Power Co. 3.550%, 12/01/2023	1,000,000	1,047,319
Virginia Electric and Power Co. 3.450%, 02/15/2024	1,000,000	1,042,202
Potomac Electric Power Co. 3.600%, 03/15/2024	1,000,000	1,046,132
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,094,326
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	1,042,084
Interstate Power and Light Co. 3.250%, 12/01/2024	1,000,000	1,049,974
DTE Electric Co. 3.375%, 03/01/2025	1,000,000	1,053,797
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	520,402
Southern California Gas Co. 3.200%, 06/15/2025	500,000	524,262
Pacific Gas and Electric Co. 3.500%, 06/15/2025	1,000,000	1,037,908
3.450%, 07/01/2025	500,000	518,388
Duke Energy Progress LLC 3.250%, 08/15/2025	1,000,000	1,058,862
Louisville Gas and Electric Co. 3.300%, 10/01/2025	1,000,000	1,057,508
PECO Energy Co. 3.150%, 10/15/2025	1,000,000	1,060,089
Florida Power & Light Co. 3.125%, 12/01/2025	1,000,000	1,057,619
Virginia Electric and Power Co. 3.150%, 01/15/2026	1,000,000	1,057,671
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	1,056,156

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Utilities (Cont.)
San Diego Gas & Electric Co. 2.500%, 05/15/2026	$ 1,000,000	$ 1,034,486
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	1,029,360
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	1,045,745
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	1,038,820
Evergy Kansas Central, Inc. 2.550%, 07/01/2026	1,000,000	1,037,105
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	500,000	515,175
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	1,027,931
Consolidated Edison Co. of New York, Inc. 2.900%, 12/01/2026	500,000	517,076
Duke Energy Carolinas LLC 2.950%, 12/01/2026	1,000,000	1,055,180
AEP Transmission Co. LLC 3.100%, 12/01/2026	500,000	527,777
Evergy Kansas Central, Inc. 3.100%, 04/01/2027	1,000,000	1,055,424
Public Service Electric and Gas Co. 3.000%, 05/15/2027	500,000	529,074
NSTAR Electric Co. 3.200%, 05/15/2027	1,000,000	1,067,707
Appalachian Power Co. 3.300%, 06/01/2027	1,000,000	1,067,347
Union Electric Co. 2.950%, 06/15/2027	1,000,000	1,052,523
Atmos Energy Corp. 3.000%, 06/15/2027	1,000,000	1,058,276
Commonwealth Edison Co. 2.950%, 08/15/2027	500,000	527,441
Wisconsin Power and Light Co. 3.050%, 10/15/2027	1,000,000	1,050,560
Consolidated Edison Co. of New York, Inc. 3.125%, 11/15/2027	1,000,000	1,052,576
Pacific Gas and Electric Co. 3.300%, 12/01/2027	1,000,000	1,016,282
Southern California Edison Co. 3.650%, 03/01/2028	1,000,000	1,080,395
Southwest Gas Corp. 3.700%, 04/01/2028	1,000,000	1,079,116
Virginia Electric and Power Co. 3.800%, 04/01/2028	1,000,000	1,095,271
Public Service Electric and Gas Co. 3.700%, 05/01/2028	1,000,000	1,103,564
Ameren Illinois Co. 3.800%, 05/15/2028	1,000,000	1,103,171
	Principal amount	Value
Corporate Bonds (Cont.)
Utilities (Cont.)
Consolidated Edison Co. of New York, Inc. 3.800%, 05/15/2028	$ 1,000,000	$ 1,093,692
Indiana Michigan Power Co. 3.850%, 05/15/2028	1,000,000	1,099,459
AEP Texas, Inc. 3.950%, 06/01/2028	1,000,000	1,095,736
Pacific Gas and Electric Co. 3.750%, 07/01/2028	500,000	519,912
Duke Energy Ohio, Inc. 3.650%, 02/01/2029	1,000,000	1,081,955
Union Electric Co. 3.500%, 03/15/2029	1,000,000	1,081,330
MidAmerican Energy Co. 3.650%, 04/15/2029	2,000,000	2,205,799
Atmos Energy Corp. 2.625%, 09/15/2029	1,000,000	1,029,061
Evergy Metro, Inc. 2.250%, 06/01/2030	500,000	497,668
Interstate Power and Light Co. 2.300%, 06/01/2030	500,000	497,698
Southwest Gas Corp. 2.200%, 06/15/2030	500,000	485,296
Alabama Power Co. 1.450%, 09/15/2030	1,500,000	1,403,429
Public Service Co. of Colorado 1.875%, 06/15/2031	3,000,000	2,919,643
		68,936,934
Wireless Telecommunications Services (0.24%)
AT&T, Inc. 1.650%, 02/01/2028	2,000,000	1,959,258
Vodafone Group PLC 4.375%, 05/30/2028	1,000,000	1,126,061
Verizon Communications, Inc. 4.329%, 09/21/2028	1,012,000	1,150,521
3.875%, 02/08/2029	1,000,000	1,109,099
AT&T, Inc. 4.350%, 03/01/2029	500,000	562,104
		5,907,043
Total Corporate Bonds (cost $277,740,685)		291,619,538
Foreign Government Bonds (0.08%)
Province of Quebec Canada 2.500%,04/20/2026	1,000,000	1,048,172
Province of Ontario Canada 2.500%,04/27/2026	1,000,000	1,045,768
Total Foreign Government Bonds (cost $1,996,914)		2,093,940

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Principal amount	Value
Agency Securities (c) (0.70%)
Federal Home Loan Banks
2.875%, 09/13/2024	$ 5,000,000	$ 5,255,256
1.000%, 06/26/2026	3,000,000	2,958,275
0.400%, 06/28/2024	255,000	252,463
Federal National Mortgage Association
0.250%, 05/22/2023	5,000,000	4,979,389
0.250%, 07/10/2023	2,526,000	2,512,462
0.875%, 08/05/2030	1,500,000	1,415,593
Total Agency Securities (cost $17,538,462)		17,373,438
U.S. Treasury Obligations (14.99%)
U.S. Treasury Bill 0.040%, 01/27/2022(d),(e)	1,010,000	1,009,982
U.S. Treasury Notes
1.500%, 01/15/2023	5,000,000	5,054,492
0.125%, 01/31/2023	5,000,000	4,982,813
2.000%, 02/15/2023	5,000,000	5,086,328
0.125%, 02/28/2023	5,000,000	4,979,492
0.500%, 03/15/2023	5,000,000	5,001,953
0.125%, 03/31/2023	5,000,000	4,977,148
0.250%, 04/15/2023	5,000,000	4,983,398
0.125%, 04/30/2023	5,000,000	4,973,438
0.125%, 05/15/2023	5,000,000	4,971,484
0.125%, 05/31/2023	5,000,000	4,969,141
0.125%, 06/30/2023	5,000,000	4,966,406
0.125%, 07/31/2023	5,000,000	4,961,133
2.500%, 08/15/2023	3,000,000	3,090,000
0.125%, 08/31/2023	5,000,000	4,956,445
0.125%, 09/15/2023	5,000,000	4,954,688
0.125%, 10/15/2023	5,000,000	4,950,586
0.375%, 10/31/2023	5,000,000	4,971,094
2.750%, 11/15/2023	10,000,000	10,378,906
0.125%, 12/15/2023	5,000,000	4,943,164
0.125%, 01/15/2024	5,000,000	4,937,695
0.125%, 02/15/2024	5,000,000	4,935,547
0.250%, 03/15/2024	5,000,000	4,941,016
0.375%, 04/15/2024	5,000,000	4,950,781
2.500%, 05/15/2024	5,000,000	5,195,117
0.250%, 05/15/2024	5,000,000	4,932,813
2.000%, 06/30/2024	5,000,000	5,140,625
0.375%, 07/15/2024	5,000,000	4,939,258
2.375%, 08/15/2024	5,000,000	5,192,773
0.375%, 08/15/2024	5,000,000	4,935,156
0.375%, 09/15/2024	3,000,000	2,958,281
0.625%, 10/15/2024	5,000,000	4,960,547
1.500%, 10/31/2024	5,000,000	5,079,492
2.250%, 11/15/2024	5,000,000	5,184,961
0.750%, 11/15/2024	3,000,000	2,983,828
1.000%, 12/15/2024	3,000,000	3,003,984
2.000%, 02/15/2025	15,000,000	15,454,688
0.500%, 03/31/2025	5,000,000	4,918,555
0.375%, 04/30/2025	5,000,000	4,890,625
0.250%, 05/31/2025	5,000,000	4,865,234
0.250%, 06/30/2025	5,000,000	4,859,375
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.250%, 07/31/2025	$ 5,068,600	$ 4,918,324
2.000%, 08/15/2025	5,000,000	5,158,594
0.250%, 08/31/2025	5,000,000	4,845,508
0.250%, 09/30/2025	5,000,000	4,843,750
0.250%, 10/31/2025	5,000,000	4,834,570
0.375%, 11/30/2025	5,000,000	4,851,172
0.375%, 01/31/2026	5,000,000	4,839,453
0.875%, 09/30/2026	5,000,000	4,910,740
1.250%, 11/30/2026	5,000,000	5,000,000
1.250%, 12/31/2026	2,000,000	1,999,219
2.250%, 02/15/2027	5,000,000	5,241,211
0.375%, 07/31/2027	5,000,000	4,752,734
2.750%, 02/15/2028	10,000,000	10,816,406
2.375%, 05/15/2029	28,000,000	29,869,219
1.625%, 08/15/2029	18,000,000	18,277,734
1.500%, 02/15/2030	26,000,000	26,159,453
0.875%, 11/15/2030	3,000,000	2,855,391
1.125%, 02/15/2031	10,000,000	9,716,016
1.625%, 05/15/2031	3,000,000	3,041,250
1.250%, 08/15/2031	6,250,000	6,118,164
1.375%, 11/15/2031	3,000,000	2,965,781
Total U.S. Treasury Obligations (cost $373,605,759)		374,437,131
	Shares	Value
Short-term Investments (1.10%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(f)	27,454,713	27,454,713
Total Short-term Investments (cost $27,454,713)		27,454,713
TOTAL INVESTMENTS (100.27%) (cost $1,160,273,944)		2,505,089,531
OTHER LIABILITIES, NET OF ASSETS ((0.27)%)		(6,680,127)
NET ASSETS (100.00%)		$2,498,409,404

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	Rate is fixed from February 7, 2019 until February 7, 2029 and floating from February 7, 2029 until the maturity date.
(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.
(d)	Security pledged related to the Fund's investments in futures contracts during the period. As of December 31, 2021, the Fund did not hold any open futures contracts.
(e)	Discount rate at the time of purchase.
(f)	Rate shown is the 7-day yield as of December 31, 2021.
ADR –	American Depositary Receipt
PLC –	Public Limited Company
ASA –	Aksjeselskap (Norway: usb Stock Company)
LLC –	Limited Liability Company

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (99.08%)
U.S. Treasury Notes
1.500%, 01/15/2023	$ 1,000,000	$ 1,010,898
0.125%, 01/31/2023	4,738,000	4,721,713
2.375%, 01/31/2023	2,500,000	2,551,563
1.750%, 01/31/2023	2,000,000	2,028,047
2.000%, 02/15/2023	2,924,000	2,974,485
0.125%, 02/28/2023	4,514,000	4,495,486
2.500%, 03/31/2023	3,000,000	3,074,062
1.500%, 03/31/2023	2,000,000	2,024,531
0.250%, 04/15/2023	3,000,000	2,990,039
1.625%, 04/30/2023	5,000,000	5,072,266
0.125%, 04/30/2023	4,493,000	4,469,131
0.125%, 05/15/2023	4,000,000	3,977,188
1.625%, 05/31/2023	3,190,000	3,238,224
0.250%, 06/15/2023	3,000,000	2,986,172
0.125%, 06/30/2023	4,978,000	4,944,554
1.375%, 06/30/2023	4,595,000	4,649,745
0.125%, 07/15/2023	5,000,000	4,964,258
0.125%, 07/31/2023	5,500,000	5,457,246
1.250%, 07/31/2023	3,250,000	3,282,754
2.500%, 08/15/2023	5,000,000	5,150,000
0.125%, 08/15/2023	5,000,000	4,959,570
1.375%, 08/31/2023	6,000,000	6,071,484
0.125%, 08/31/2023	4,978,000	4,934,637
0.125%, 09/15/2023	3,000,000	2,972,812
1.375%, 09/30/2023	5,000,000	5,060,937
0.250%, 09/30/2023	4,907,000	4,872,881
0.125%, 10/15/2023	5,000,000	4,950,586
0.375%, 10/31/2023	4,900,000	4,871,672
1.625%, 10/31/2023	3,500,000	3,559,199
2.875%, 10/31/2023	2,000,000	2,079,063
0.250%, 11/15/2023	6,000,000	5,951,250
0.500%, 11/30/2023	4,583,000	4,565,993
2.125%, 11/30/2023	3,866,000	3,970,201
0.125%, 12/15/2023	3,390,000	3,351,465
2.250%, 12/31/2023	1,757,000	1,809,916
0.125%, 01/15/2024	3,935,000	3,885,966
2.250%, 01/31/2024	5,000,000	5,154,297
2.750%, 02/15/2024	5,000,000	5,208,398
0.125%, 02/15/2024	4,812,000	4,749,970
2.125%, 02/29/2024	5,000,000	5,144,336
2.125%, 03/31/2024	3,000,000	3,088,125
2.000%, 04/30/2024	4,300,000	4,417,410
0.250%, 05/15/2024	6,000,000	5,919,375
2.500%, 05/15/2024	4,513,000	4,689,113
2.000%, 06/30/2024	2,500,000	2,570,313
1.750%, 06/30/2024	2,000,000	2,043,984
0.375%, 07/15/2024	5,000,000	4,939,258
1.750%, 07/31/2024	4,000,000	4,090,469
2.375%, 08/15/2024	7,000,000	7,269,883
0.375%, 08/15/2024	6,875,000	6,785,840
1.250%, 08/31/2024	5,000,000	5,047,070
1.500%, 09/30/2024	5,000,000	5,080,078
0.625%, 10/15/2024	5,908,000	5,861,382
1.500%, 10/31/2024	3,500,000	3,555,645
2.250%, 10/31/2024	2,500,000	2,591,992
2.250%, 11/15/2024	5,410,000	5,610,128
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.750%, 11/15/2024	$ 4,425,000	$ 4,401,147
1.500%, 11/30/2024	3,000,000	3,047,930
2.125%, 11/30/2024	1,000,000	1,033,633
1.000%, 12/15/2024	4,100,000	4,105,445
2.250%, 12/31/2024	3,022,000	3,136,387
1.750%, 12/31/2024	2,000,000	2,046,172
1.375%, 01/31/2025	4,165,000	4,213,646
2.000%, 02/15/2025	8,000,000	8,242,500
1.125%, 02/28/2025	6,000,000	6,022,969
2.125%, 05/15/2025	8,000,000	8,283,750
2.750%, 06/30/2025	3,000,000	3,172,266
2.000%, 08/15/2025	14,260,000	14,712,309
0.250%, 09/30/2025	4,500,000	4,359,375
2.250%, 11/15/2025	13,500,000	14,066,895
2.625%, 12/31/2025	10,000,000	10,578,125
2.625%, 01/31/2026	7,000,000	7,404,961
1.625%, 02/15/2026	6,000,000	6,105,937
0.500%, 02/28/2026	700,000	680,449
2.250%, 03/31/2026	5,000,000	5,216,406
2.375%, 04/30/2026	1,000,000	1,049,258
1.625%, 05/15/2026	9,000,000	9,155,742
1.875%, 06/30/2026	7,000,000	7,199,609
1.875%, 07/31/2026	6,338,000	6,521,208
0.750%, 08/31/2026	9,212,000	9,011,207
1.375%, 08/31/2026	4,000,000	4,025,625
1.625%, 09/30/2026	7,500,000	7,632,129
0.875%, 09/30/2026	3,500,000	3,437,518
1.125%, 10/31/2026	7,357,000	7,312,743
1.625%, 10/31/2026	6,000,000	6,105,234
1.250%, 11/30/2026	6,485,000	6,485,000
Total U.S. Treasury Obligations (cost $414,978,009)		414,512,635
	Shares	Value
Short-term Investments (0.29%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(a)	1,201,814	1,201,814
Total Short-term Investments (cost $1,201,814)		1,201,814
TOTAL INVESTMENTS (99.37%) (cost $416,179,823)		415,714,449
OTHER ASSETS, NET OF LIABILITIES (0.63%)		2,630,440
NET ASSETS (100.00%)		$418,344,889
(a)	Rate shown is the 7-day yield as of December 31, 2021.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (96.88%)
Alabama (1.54%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 636,866
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	234,785
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	691,099
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	1,078,218
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	715,858
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,407,610
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.130%	05/01/2029	1,010,000	1,109,197
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	257,151
Mountain Brook Board of Education, General Obligation Bonds, Series A	4.000%	03/01/2036	500,000	612,050
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	370,243
Mountain Brook Board of Education, General Obligation Bonds, Series A	3.000%	03/01/2037	505,000	569,801
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	321,812
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S(a),(b)	4.000%	10/01/2052	1,500,000	1,697,147
				10,701,837
Alaska (1.73%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,209,840
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,160,120
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,547,664
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,213,636
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,597,470
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,248,023
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,312,110
Alaska Housing Finance Corporation Revenue Bonds, Series B-2(c)	5.000%	12/01/2032	1,000,000	1,284,621
Municipality of Anchorage, Alaska, General Obligation Bonds, Series C	4.000%	09/01/2036	1,190,000	1,454,648
				12,028,132
Arizona (2.01%)
Pima County Unified School District No. 1 Tucson, General Obligation Refunding Bonds	5.000%	07/01/2022	1,000,000	1,023,201
County of Pima, Arizona, Sewer System Revenue Bonds, Series A (Prerefunded to 07-01-2022 @ 100)(d)	5.000%	07/01/2023	1,060,000	1,085,158
Maricopa County Elementary School District No. 79 Litchfield Elementary, General Obligation Bonds, Project of 2009, Series A	5.000%	07/01/2023	1,000,000	1,023,260
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation Bonds, Project of 2009, Series A	3.000%	07/01/2023	1,255,000	1,305,722
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,186,007
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,035,583
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	593,337
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,226,109
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	426,885
Maricopa County Union High School District No. 213 Tempe, General Obligation Refunding Bonds	3.000%	07/01/2028	1,000,000	1,086,426
Maricopa County Elementary School District No. 14 Creighton, General Obligation Bonds, Series C	4.000%	07/01/2032	1,000,000	1,228,695
Arizona Industrial Development Authority Revenue Bonds	4.000%	11/01/2035	1,470,000	1,746,362
				13,966,745
Arkansas (2.36%)
University of Arkansas Revenue Refunding Bonds	3.000%	11/01/2024	2,315,000	2,482,227
City of Little Rock, Arkansas, General Obligation Refunding Bonds	2.750%	03/01/2025	185,000	185,291
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,248,797

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Arkansas (Cont.)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(d)	5.000%	11/01/2028	$ 365,000	$ 411,843
Arkansas Technical University Revenue Refunding Bonds, Series A	3.000%	05/01/2029	190,000	206,314
Rogers School District No. 30, General Obligation Refunding Bonds	3.130%	02/01/2030	2,880,000	2,909,921
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(d)	5.000%	11/01/2030	785,000	885,744
Arkansas Technical University Revenue Refunding Bonds, Series A	3.000%	05/01/2031	200,000	214,932
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	5,115,000	5,356,836
City of Heber Springs, Arkansas, Water and Sewer Revenue Bonds	3.000%	11/01/2035	300,000	316,637
Arkansas Technical University Revenue Refunding Bonds, Series A	3.000%	05/01/2036	200,000	213,435
				16,431,977
California (5.74%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	225,000	251,404
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,202,605
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,099,010
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	819,208
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,705,818
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	2,120,434
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,317,515
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,870,221
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	3,107,242
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	616,163
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(d)	4.000%	08/01/2030	1,095,000	1,267,054
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,825,669
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	3,000,000	3,242,081
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	455,935
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	821,097
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	569,590
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2032	750,000	819,672
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	590,998
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	4.000%	08/01/2033	385,000	449,445
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	550,000	636,584
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	694,455
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2034	2,000,000	2,178,243
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2034	380,000	425,116
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	229,841
Los Angeles Unified School District, California, General Obligation Bonds	5.000%	07/01/2035	2,000,000	2,707,280
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,250,874
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	333,029
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	1,121,159
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	407,290
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	649,652
Contra Costa Community College District, General Obligation Bonds, Election of 2014, Series C	3.000%	08/01/2036	1,875,000	2,117,273
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	1,118,913
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	458,156
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	828,236
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	571,744
				39,879,006
Colorado (3.56%)
Arapahoe County School District No. 5 Cherry Creek, General Obligation Bonds, Series B	3.000%	12/15/2023	3,300,000	3,384,562
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,102,848
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	3,189,391

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Colorado (Cont.)
Eagle River Water and Sanitation District, General Obligation Bonds	4.000%	12/01/2030	$ 465,000	$ 531,493
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(d)	4.000%	12/01/2031	1,000,000	1,104,545
City of Wheat Ridge, Colorado, Tax Allocation	4.000%	12/01/2033	2,550,000	3,121,860
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	2,140,601
Ouray County School District No. R-2 Ridgway, General Obligation Bonds	5.000%	12/01/2034	545,000	727,259
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,500,000	2,993,380
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,160,735
Pitkin County School District No. 1 Aspen, General Obligation Bonds	3.000%	12/01/2035	1,290,000	1,474,471
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2036	1,000,000	1,182,631
City of Westminster, Colorado Water and Wastewater Utility Enterprise Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	1,000,000	1,200,964
Pitkin County School District No. 1 Aspen, General Obligation Bonds	3.000%	12/01/2036	1,280,000	1,454,877
				24,769,617
Connecticut (0.87%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(b),(e)	2.000%	07/01/2042	5,700,000	6,050,300
Florida (3.38%)
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(d)	5.000%	10/01/2026	400,000	432,825
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,433,818
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	566,014
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	621,162
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(d)	5.000%	10/01/2032	750,000	811,547
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,659,759
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	590,339
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	917,671
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	651,135
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	916,457
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2035	1,000,000	1,252,403
Florida Department of Management Services, Certificate of Participation	3.000%	11/01/2035	1,000,000	1,112,970
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2036	1,600,000	1,999,408
JEA Water & Sewer System Revenue Refunding Bonds, Series A	3.000%	10/01/2036	5,000,000	5,511,648
				23,477,156
Georgia (1.11%)
Bartow County Development Authority Revenue Refunding Bonds(f)	1.800%	09/01/2029	1,000,000	1,003,181
Walton Industrial Building Authority Revenue Bonds	4.000%	02/01/2035	1,420,000	1,762,585
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	278,231
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds	3.000%	04/01/2035	1,000,000	1,114,623
Harris County School District, General Obligation Bonds	3.000%	03/01/2036	700,000	777,164
Classic Center Authority for Clarke County Revenue Bonds	4.000%	05/01/2037	400,000	491,221
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series A(b),(g)	4.000%	07/01/2052	2,000,000	2,311,433
				7,738,438
Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, Series A (Prerefunded to 09-01-2022 @ 100)(d)	5.000%	09/01/2031	575,000	593,315
Idaho (1.27%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	3,317,977

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Idaho (Cont.)
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	$ 445,000	$ 516,228
Idaho State University Revenue Bonds	4.000%	04/01/2032	265,000	309,905
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	602,568
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	210,160
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	485,236
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	294,058
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2034	310,000	342,157
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	297,282
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	305,882
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	330,500
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	203,036
University of Idaho Revenue Refunding Bonds, Series A	5.000%	04/01/2035	420,000	551,739
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	231,571
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	339,980
University of Idaho Revenue Refunding Bonds, Series A	5.000%	04/01/2037	385,000	502,597
				8,840,876
Illinois (1.33%)
Will County Community Unit School District No. 365-U Valley View, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	1,000,000	1,270,030
Cook County Community Unit School District No. 401 Elmwood Park, General Obligation Bonds, Series A	4.000%	12/01/2033	1,000,000	1,197,631
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	863,366
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds(c)	3.000%	12/01/2034	1,000,000	1,108,710
Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds	4.000%	01/01/2038	3,000,000	3,573,408
Illinois State Toll Highway Authority Revenue Bonds, Series A	4.000%	01/01/2039	1,000,000	1,205,955
				9,219,100
Indiana (4.11%)
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	01/15/2026	1,190,000	1,389,374
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	07/15/2026	1,105,000	1,310,264
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,236,502
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,325,573
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	564,640
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2028	500,000	582,842
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,124,958
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	243,315
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2029	2,000,000	2,319,992
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,513,419
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	842,712
Munster School Building Corporation Revenue Bonds	3.380%	01/15/2031	1,095,000	1,239,637
Munster School Building Corporation Revenue Bonds	4.000%	07/15/2032	2,285,000	2,675,135
Crown Point Multi School Building Corporation Revenue Bonds	5.000%	07/15/2033	1,500,000	1,965,263
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	707,083
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	993,562
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	408,258
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	735,295
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	1,024,305
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2035	600,000	728,794
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	761,689
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	847,682

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
Indiana Finance Authority Revenue Bonds	4.000%	10/01/2037	$ 735,000	$ 900,546
Silver Creek School Building Corporation Revenue Bonds	3.000%	01/15/2039	1,010,000	1,110,606
				28,551,446
Iowa (2.52%)
Johnston Community School District, General Obligation Refunding Bonds	3.000%	06/01/2025	2,370,000	2,391,361
County of Grundy, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2026	1,130,000	1,139,821
Johnston Community School District, General Obligation Refunding Bonds	3.000%	06/01/2026	2,445,000	2,465,445
County of Grundy, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2027	1,175,000	1,184,255
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,662,496
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,169,179
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	1,032,859
City of Council Bluffs, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2029	1,050,000	1,141,582
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,877,429
Kirkwood Community College, General Obligation Refunding Bonds	4.000%	06/01/2033	1,275,000	1,493,905
Woodbury County Law Enforcement Center Authority Revenue Bonds	4.000%	06/01/2034	795,000	942,253
				17,500,585
Kansas (2.30%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(d)	3.000%	09/01/2026	2,740,000	2,928,886
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(d)	3.000%	09/01/2027	1,490,000	1,592,715
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,081,978
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,690,165
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	6,108,543
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2033	440,000	530,006
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2034	455,000	547,046
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	3.000%	11/01/2035	475,000	531,372
				16,010,711
Kentucky (2.62%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,172,610
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,895,596
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,141,275
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.380%	09/15/2030	1,800,000	1,971,331
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.130%	10/01/2030	1,095,000	1,180,571
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,967,145
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	2,025,139
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,600,665
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,280,992
				18,235,324
Maine (0.89%)
Maine Municipal Bond Bank Revenue Refunding Bonds, Series D	3.000%	11/01/2031	3,000,000	3,277,084
Maine State Housing Authority Revenue Refunding Bonds, Series 1	5.000%	06/15/2034	2,265,000	2,941,280
				6,218,364
Maryland (1.12%)
County of Montgomery, Maryland, General Obligation Bonds, Series B	3.000%	12/01/2028	2,000,000	2,092,929
State of Maryland Department of Transportation Revenue Bonds, Series A	4.000%	10/01/2030	1,605,000	1,949,227

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Maryland (Cont.)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	$ 1,150,000	$ 1,281,422
State of Maryland, General Obligation Bonds, Series A	5.000%	08/01/2034	1,850,000	2,496,387
				7,819,965
Massachusetts (0.16%)
Town of Northbridge, Massachusetts, General Obligation Bonds	3.000%	06/01/2032	1,000,000	1,098,704
Michigan (4.65%)
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A	5.000%	05/01/2022	450,000	457,111
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2022 @ 100)(d)	5.000%	05/01/2025	1,260,000	1,279,909
Hudsonville Public Schools, General Obligation Refunding Bonds	4.000%	05/01/2026	1,290,000	1,351,611
Plymouth-Canton Community School District, General Obligation Bonds, Series A (Prerefunded to 05-01-2023 @ 100)(d)	4.000%	05/01/2026	3,850,000	4,042,304
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2022 @ 100)(d)	4.000%	05/01/2026	2,300,000	2,328,873
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A	5.000%	05/01/2027	1,000,000	1,107,515
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	556,423
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(d)	5.000%	05/01/2027	1,005,000	1,154,493
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A	5.000%	05/01/2028	765,000	846,118
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	333,116
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(d)	5.000%	05/01/2028	600,000	689,250
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	797,891
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,256,171
St Louis Public Schools, General Obligation Bonds	4.000%	05/01/2032	1,610,000	1,958,706
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	695,302
Swan Valley School District, General Obligation Bonds, Series I	4.000%	05/01/2033	830,000	1,015,019
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	735,193
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	780,615
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	475,055
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	2,073,547
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	2,059,492
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	1,025,950
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	4,170,342
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	1,102,978
				32,292,984
Minnesota (3.25%)
Lakeville Independent School District No. 194, General Obligation Refunding Bonds, Series D	5.000%	02/01/2022	2,720,000	2,729,945
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(d)	2.380%	02/01/2025	2,805,000	2,869,508
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(d)	3.000%	02/01/2026	1,000,000	1,029,813
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(d)	3.250%	02/01/2026	3,860,000	4,084,511
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(d)	3.000%	02/01/2027	1,590,000	1,637,403
North St Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Refunding Bonds, Series A	2.000%	02/01/2031	3,000,000	3,132,516
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,343,345
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,619,814
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	2,173,568
				22,620,423

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Mississippi (1.21%)
Madison County School District, Mississippi, General Obligation Refunding Bonds	4.000%	04/15/2022	$ 2,480,000	$ 2,506,821
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,261,444
Mississippi Development Bank Revenue Bonds	4.250%	12/01/2028	2,305,000	2,608,576
				8,376,841
Missouri (2.16%)
Columbia School District, Missouri, General Obligation Refunding Bonds	3.500%	03/01/2022	295,000	296,589
Columbia School District, Missouri, General Obligation Refunding Bonds	4.000%	03/01/2024	2,050,000	2,061,897
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	499,606
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	429,727
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	456,643
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,127,836
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,812,740
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,453,605
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,754,445
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,094,527
				14,987,615
Montana (3.98%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	941,010
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,132,953
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,156,019
City of Forsyth, Montana, Revenue Refunding Bonds	2.130%	05/01/2033	5,000,000	5,204,119
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,203,458
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	596,984
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	671,573
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	603,993
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	883,121
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	647,705
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,188,484
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2034	805,000	988,962
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	1,062,863
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	967,430
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	889,890
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,361,885
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,993,464
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2036	750,000	828,926
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	668,687
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2036	965,000	1,142,670
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	512,789
				27,646,985
Nebraska (1.73%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	155,657
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	203,903
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	174,162
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(d)	5.000%	12/15/2028	250,000	293,413
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	289,469
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(d)	5.000%	12/15/2029	260,000	305,149
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	375,745
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(d)	5.000%	12/15/2030	700,000	793,545
Nebraska Public Power District Revenue Refunding Bonds, Series A(d)	5.000%	01/01/2031	1,900,000	1,900,000
Nebraska Public Power District Revenue Refunding Bonds, Series C	5.000%	01/01/2032	1,900,000	2,501,707
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(d)	5.000%	12/15/2032	565,000	640,504

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (Cont.)
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	$ 1,105,000	$ 1,234,219
City of Omaha, Nebraska, General Obligation Refunding Bonds, Series A	3.000%	04/15/2035	750,000	850,960
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,267,072
City of La Vista, Nebraska, General Obligation Bonds(c)	3.000%	09/15/2041	1,000,000	1,059,766
				12,045,271
Nevada (0.97%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,433,223
Clark County School District G.O. Limited Bonds, Series B (BAM Insured)	3.000%	06/15/2038	3,000,000	3,292,626
				6,725,849
New Jersey (1.78%)
South Brunswick Township Board of Education, General Obligation Refunding Bonds	4.000%	12/01/2022	750,000	761,736
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B	3.000%	12/15/2022	600,000	615,786
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B (Prerefunded to 12-15-2022 @ 100)(d)	4.000%	12/15/2023	465,000	481,828
Somerset Hills School District, General Obligation Refunding Bonds(d)	4.000%	03/15/2024	2,345,000	2,362,729
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,655,143
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,109,791
Township of Moorestown, New Jersey, General Obligation Bonds	4.000%	01/15/2030	1,140,000	1,175,674
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,202,743
				12,365,430
New Mexico (3.34%)
Santa Fe Public School District, General Obligation Bonds	3.000%	08/01/2022	2,000,000	2,032,388
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.000%	08/15/2023	1,030,000	1,059,045
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,082,128
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,286,690
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	237,473
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	738,009
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	978,512
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,633,832
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	764,367
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	980,982
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.130%	08/01/2028	1,515,000	1,631,391
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	790,603
Santa Fe Public School District, General Obligation Bonds	3.630%	08/01/2029	3,075,000	3,428,897
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,134,785
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	2,228,870
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	3,215,492
				23,223,464
New York (1.87%)
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-2	3.000%	05/15/2032	2,250,000	2,575,425
New York State Environmental Facilities Corporation Revenue Refunding Bonds	5.000%	08/15/2032	1,000,000	1,367,758
Port Authority of New York & New Jersey Revenue Bonds, Series 179	5.000%	12/01/2032	3,000,000	3,260,628
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	1,021,882
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,769,859
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured)(b),(h)	1.100%	11/01/2061	2,000,000	2,000,046
				12,995,598
North Carolina (2.31%)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2026	1,960,000	2,307,076
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,275,082

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
North Carolina (Cont.)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2028	$ 890,000	$ 1,109,210
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	800,014
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2029	935,000	1,192,279
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	302,906
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2030	500,000	651,422
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2031	500,000	648,778
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	2,850,000	3,121,315
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	1,121,099
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	968,600
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,287,057
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,281,388
				16,066,226
North Dakota (1.29%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.130%	05/01/2028	845,000	873,008
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	862,865
Bismarck Public School District No. 1, General Obligation Bonds	3.130%	05/01/2030	1,695,000	1,834,918
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,093,794
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2032	1,060,000	1,135,910
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,477,122
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,688,708
				8,966,325
Ohio (5.31%)
Cincinnati City School District, General Obligation Refunding Bonds	5.250%	12/01/2022	1,000,000	1,046,137
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2025	660,000	720,374
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	194,164
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	393,663
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	190,063
Perrysburg Exempted Village School District, General Obligation Bonds	4.000%	12/01/2027	1,250,000	1,364,310
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01-2022 @ 100)(d)	5.000%	11/01/2028	1,000,000	1,039,809
Bellbrook-Sugarcreek Local School District, General Obligation Refunding Bonds	4.000%	12/01/2028	1,565,000	1,763,957
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(d)	5.000%	12/01/2028	225,000	244,981
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(d)	5.000%	11/01/2029	800,000	868,626
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(d)	5.000%	12/01/2029	200,000	217,760
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(d)	5.000%	11/01/2030	1,335,000	1,449,520
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2030	235,000	274,534
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	847,773
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	388,553
State of Ohio, General Obligation Bonds, Series A	5.000%	03/01/2031	1,250,000	1,676,556
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2031	220,000	255,550
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	394,819
American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Prairie State Energy Campus	5.000%	02/15/2032	2,000,000	2,563,377
Ohio Water Development Authority Revenue Bonds	5.000%	06/01/2032	2,275,000	3,102,090
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01-2022 @ 100)(d)	5.000%	11/01/2032	1,500,000	1,559,714
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2032	220,000	254,750
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	347,552
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,974,904
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	422,675
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2033	370,000	426,137
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	258,951
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	594,385

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	$ 400,000	$ 450,669
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	933,373
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,122,996
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	593,364
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	985,033
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	2,051,339
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	592,724
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	559,639
Miami University Oxford Revenue Refunding Bonds, Series A	4.000%	09/01/2036	3,000,000	3,594,453
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,185,394
				36,904,668
Oklahoma (1.62%)
City of Tulsa, Oklahoma, General Obligation Bonds	4.000%	03/01/2023	2,500,000	2,507,152
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,096,858
Tulsa County Industrial Authority Revenue Bonds, Series A	4.000%	09/01/2030	1,500,000	1,829,784
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	2,029,254
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,822,840
				11,285,888
Oregon (1.12%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	165,545
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(d)	5.000%	06/15/2028	2,500,000	2,783,708
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	3,158,763
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds, Series A	3.000%	09/01/2037	1,500,000	1,685,020
				7,793,036
Pennsylvania (1.27%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	387,703
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	346,712
County of Northampton, Pennsylvania, General Obligation Refunding Bonds, Series B (Prerefunded to 10-01-2022 @ 100)(d)	5.000%	10/01/2030	1,500,000	1,553,749
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(d)	5.000%	11/15/2031	1,365,000	1,544,670
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,811,707
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	447,199
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2035	800,000	891,196
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	854,415
				8,837,351
South Carolina (1.53%)
Fort Mill School District No. 4, General Obligation Refunding Bonds, Series A	4.000%	03/01/2023	2,315,000	2,372,188
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	401,069
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	555,459
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,210,035
Spartanburg Sanitary Sewer District Revenue Refunding Bonds, Series B (Prerefunded to 03-01-2023 @ 100)(d)	5.000%	03/01/2030	2,160,000	2,279,841
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	571,429
Piedmont Municipal Power Agency Revenue Refunding Bonds, Series B	5.000%	01/01/2031	1,000,000	1,301,220
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,940,301
				10,631,542

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
South Dakota (0.04%)
Harrisburg School District No. 41-2, General Obligation Bonds (Prerefunded to 01-15-2022 @ 100)(d)	3.000%	07/15/2022	$ 250,000	$ 250,218
Tennessee (1.00%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,205,990
County of Washington, Tennessee, General Obligation Bonds, Series A	3.000%	06/01/2030	935,000	1,024,506
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	931,370
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,184,777
City of Portland Water & Sewer Revenue Bonds	4.000%	04/01/2035	1,225,000	1,461,145
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	1,114,469
				6,922,257
Texas (2.65%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,793,560
State of Texas, General Obligation Bonds, Series A	3.000%	08/01/2027	2,325,000	2,509,077
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2032	250,000	308,946
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	767,167
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,144,749
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	246,675
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2034	1,565,000	1,623,134
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	324,488
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2035	2,710,000	2,808,816
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	231,438
City of Beaumont, Texas, Waterworks & Sewer System Revenue Refunding Bonds, Series A	4.000%	09/01/2035	1,515,000	1,821,303
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	375,396
Fort Bend Grand Parkway Toll Road Authority Revenue Refunding Bonds, Series A	3.000%	03/01/2038	1,500,000	1,646,173
City of Bryan, Texas, Electric System Revenue Bonds, Series A	3.000%	07/01/2038	1,000,000	1,092,503
County of Bexar, Texas, General Obligation Bonds	3.000%	06/15/2039	1,550,000	1,704,735
				18,398,160
Utah (0.94%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,349,308
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,902,897
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	1,000,000	1,155,130
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,153,521
				6,560,856
Vermont (0.55%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	219,291
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	237,912
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	318,973
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	512,858
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	331,116
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	543,529
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,135,542
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	548,089
				3,847,310
Virginia (0.57%)
Loudoun County Sanitation Authority Revenue Refunding Bonds (Prerefunded to 01-01-2023 @ 100)(d)	4.000%	01/01/2027	650,000	674,580
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,269,931
Virginia Public School Authority Revenue Bonds, Series D (Prerefunded to 08-01-2022 @ 100)(d)	4.000%	08/01/2030	2,000,000	2,044,228
				3,988,739

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (6.70%)
Walla Walla County School District No. 250 College Place, General Obligation Bonds	4.000%	12/01/2024	$ 1,875,000	$ 1,903,505
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,385,365
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	2,000,000	2,231,358
State of Washington, General Obligation Refunding Bonds, Series A	4.000%	07/01/2026	2,500,000	2,630,914
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,215,095
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,181,753
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	385,167
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	4.000%	12/01/2028	1,000,000	1,135,461
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,089,947
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.130%	12/01/2029	2,000,000	2,195,069
City of Tacoma Solid Waste Utility Revenue Refunding Bonds, Series B	5.000%	12/01/2029	1,525,000	1,803,211
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2030	985,000	1,069,565
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,745,488
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,287,941
Pierce County School District No. 400 Clover Park, General Obligation Refunding Bonds	5.000%	12/01/2030	1,000,000	1,327,690
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,773,604
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,629,074
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	969,965
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,203,441
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	588,096
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.380%	12/01/2034	1,040,000	1,241,126
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	787,908
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	601,782
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	955,483
City of Camas, Washington, General Obligation Bonds	4.000%	12/01/2038	1,000,000	1,216,752
				46,554,760
West Virginia (0.63%)
Monongalia County Board of Education, General Obligation Refunding Bonds (Prerefunded to 05-01-2022 @ 100)(d)	4.000%	05/01/2025	1,105,000	1,118,758
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	282,999
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	134,000
Monongalia County Board of Education, General Obligation Refunding Bonds (Prerefunded to 05-01-2022 @ 100)(d)	4.000%	05/01/2026	2,180,000	2,207,143
Braxton County Board of Education, General Obligation Refunding Bonds	5.000%	05/01/2027	515,000	611,778
				4,354,678
Wisconsin (5.70%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	2,114,531
Muskego-Norway School District, General Obligation Bonds	3.000%	04/01/2026	2,495,000	2,717,632
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(d)	4.000%	04/01/2027	340,000	367,881
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(d)	4.000%	04/01/2028	275,000	297,551
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(d)	4.000%	04/01/2029	400,000	432,801
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,121,719
Wisconsin-Dells School District, General Obligation Bonds	3.130%	03/01/2030	1,595,000	1,721,498
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,242,239
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	918,262
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,267,210
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,511,609
Burlington Area School District, General Obligation Bonds	3.130%	04/01/2031	1,000,000	1,079,476
D. C. Everest Area School District, General Obligation Bonds	3.380%	04/01/2031	3,900,000	4,258,867
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	914,448
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	345,593

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	$ 2,200,000	$ 2,465,803
County of Calumet, Wisconsin, General Obligation Bonds	3.000%	12/01/2031	1,300,000	1,467,707
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,213,731
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,656,106
Poynette School District, General Obligation Bonds	3.130%	04/01/2032	1,520,000	1,637,685
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,361,948
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	774,662
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,589,028
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,519,675
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,657,177
				39,654,839
Total Long-term Municipal Bond (cost $636,044,394)				673,428,911
	Shares	Value
Short-term Investments (2.85%)
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(i)	19,813,942	19,813,942
Total Short-term Investments (cost $19,813,942)		19,813,942
TOTAL INVESTMENTS (99.73%) (cost $655,858,336)		693,242,853
OTHER ASSETS, NET OF LIABILITIES (0.27%)		1,861,621
NET ASSETS (100.00%)		$695,104,474
(a)	Security converted to a fixed rate as of December 9, 2021, and will continue at a fixed rate going forward.
(b)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(c)	Security purchased on a “when-issued” basis.
(d)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(e)	Security converted to a fixed rate as of July 1, 2016, and will continue at a fixed rate going forward.
(f)	Security converted to a fixed rate as of November 19, 2021, and will continue at a fixed rate going forward.
(g)	Security converted to a fixed rate as of November 30, 2021, and will continue at a fixed rate going forward.
(h)	Security converted to a fixed rate as of December 16, 2021, and will continue at a fixed rate going forward.
(i)	Rate shown is the 7-day yield as of December 31, 2021.